PROPERTY, PLANT AND EQUIPMENT - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	$ 147.0	$ 154.8
Cost of sales
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	145.0	152.4
Research and development expenses
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	0.5	0.5
Selling, general and administrative expenses
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	$ 1.5	$ 1.9